UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Voleon Capital Management LP
Address: 2131 University Avenue, Suite 324
         Berkeley, CA 94704


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     HEATHER BRIEN
Title:    Chief Operating Officer
Phone:    (510) 704-9870

Signature, Place, and Date of Signing:

/s/ HEATHER BRIEN            Berkeley, CA                 Date January 26, 2010
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Report Type (Check only one.):


|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:   $11,792,000



List of Other Included Managers:



No.  13F File Number     Name




NONE

                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4 COLUMN 5               COLUMN 6       COLUMN  7 COLUMN 8
---------------------------- --------- --------- -------- ---------------------- -------------- --------- ---------------------
                                                                                                          VOTING AUTHORITY
                             TITLE OF            VALUE    SH OR PRN  SH / PUT /  INVESTMENT     OTHER     ---------------------
NAME OF ISSUER                CLASS    CUSIP     (X$1000)    AMOUNT   PRN  CALL  DISCRETION     MANAGERS  SOLE       SHARED   NONE
---------------------------- --------- --------- -------- ----------- ---- ----- -------------- --------- ------- ----------- ----
ADVANCED MICRO DEVICES       Common    007903107      108      13,200 SH         SOLE           *          13,200
AECOM TECHNOLOGY CORP        Common    00766T100      288      10,300 SH         SOLE           *          10,300
AMERISOURCEBERGEN CORP       Common    03073E105      215       6,300 SH         SOLE           *           6,300
AMKOR TECHNOLOGY INC         Common    031652100       96      13,000 SH         SOLE           *          13,000
APPLIED MATERIALS INC        Common    038222105      357      25,400 SH         SOLE           *          25,400
AUTOZONE INC                 Common    053332102      273       1,000 SH         SOLE           *           1,000
BALL CORP                    Common    058498106      340       5,000 SH         SOLE           *           5,000
BAT-BRITISH AMER TOBACCO PLC Common    110448107      202       2,600 SH         SOLE           *           2,600
BEACON ROOFING SUPPLY INC    Common    073685109      400      22,400 SH         SOLE           *          22,400
BELO CORP  -SER A COM        Common    080555105       89      12,600 SH         SOLE           *          12,600
BROCADE COMMUNICATIONS SYS   Common    111621306       92      17,300 SH         SOLE           *          17,300
CHURCH & DWIGHT INC          Common    171340102      214       3,100 SH         SOLE           *           3,100
CLOROX CO/DE                 Common    189054109      278       4,400 SH         SOLE           *           4,400
D R HORTON INC               Common    23331A109      172      14,400 SH         SOLE           *          14,400
EASTMAN KODAK CO             Common    277461109      101      18,900 SH         SOLE           *          18,900
ENERGYSOLUTIONS INC          Common    292756202      100      17,900 SH         SOLE           *          17,900
FOMENTO ECONOMICO MEXICANO   Common    344419106      218       3,900 SH         SOLE           *           3,900
FRONTIER COMMUNICATIONS CORP Common    35906A108      322      33,100 SH         SOLE           *          33,100
HEARTLAND EXPRESS INC        Common    422347104      179      11,200 SH         SOLE           *          11,200
INTEGRATED DEVICE TECH INC   Common    458118106       87      13,100 SH         SOLE           *          13,100
INTERPUBLIC GROUP OF COS     Common    460690100      120      11,300 SH         SOLE           *          11,300
INTL GAME TECHNOLOGY         Common    459902102      200      11,300 SH         SOLE           *          11,300
JACOBS ENGINEERING GROUP INC Common    469814107      202       4,400 SH         SOLE           *           4,400
LORILLARD INC                Common    544147101      304       3,700 SH         SOLE           *           3,700
MAGELLAN HEALTH SERVICES INC Common    559079207      246       5,200 SH         SOLE           *           5,200
MASTERCARD INC               Common    57636Q104      202         900 SH         SOLE           *             900
MAXIMUS INC                  Common    577933104      413       6,300 SH         SOLE           *           6,300
MICRON TECHNOLOGY INC        Common    595112103      131      16,300 SH         SOLE           *          16,300
NATIONAL INSTRUMENTS CORP    Common    636518102      273       7,262 SH         SOLE           *           7,262
NIKE INC                     Common    654106103      248       2,900 SH         SOLE           *           2,900
NOVO NORDISK A/S             Common    670100205      203       1,800 SH         SOLE           *           1,800
PARAMETRIC TECHNOLOGY CORP   Common    699173209      293      13,000 SH         SOLE           *          13,000
REYNOLDS AMERICAN INC        Common    761713106      215       6,600 SH         SOLE           *           6,600
ROBBINS & MYERS INC          Common    770196103      276       7,700 SH         SOLE           *           7,700
ROCKWELL COLLINS INC         Common    774341101      425       7,300 SH         SOLE           *           7,300
SAIC INC                     Common    78390X101      182      11,500 SH         SOLE           *          11,500
SPDR S&P 500 ETF TRUST       Common    78462F103      252       2,000 SH         SOLE           *           2,000
SRA INTERNATIONAL INC        Common    78464R105      237      11,600 SH         SOLE           *          11,600
SUPERVALU INC                Common    868536103      157      16,300 SH         SOLE           *          16,300
SYNOPSYS INC                 Common    871607107      221       8,200 SH         SOLE           *           8,200
TAIWAN SEMICONDUCTOR MFG CO  Common    874039100      150      12,000 SH         SOLE           *          12,000
TAKE-TWO INTERACTIVE SFTWR   Common    874054109      314      25,600 SH         SOLE           *          25,600
TELECOM ITALIA SPA - NEW     Common    87927Y102      300      23,200 SH         SOLE           *          23,200
TELEFONICA SA                Common    879382208      205       3,000 SH         SOLE           *           3,000
TRIUMPH GROUP INC            Common    896818101      215       2,400 SH         SOLE           *           2,400
UNION PACIFIC CORP           Common    907818108      259       2,800 SH         SOLE           *           2,800
UNITED THERAPEUTICS CORP     Common    91307C102      247       3,900 SH         SOLE           *           3,900
URS CORP                     Common    903236107      225       5,400 SH         SOLE           *           5,400
US AIRWAYS GROUP INC         Common    90341W108      123      12,300 SH         SOLE           *          12,300
VAIL RESORTS INC             Common    91879Q109      239       4,600 SH         SOLE           *           4,600
VONAGE HOLDINGS CORP         Common    92886T201       89      39,600 SH         SOLE           *          39,600
WABTEC CORP                  Common    929740108      222       4,200 SH         SOLE           *           4,200
WASTE CONNECTIONS INC        Common    941053100      273       9,900 SH         SOLE           *           9,900